ACCOUNTS PAYABLE AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Accounts Payable and Other Liabilities
The components of accounts payable and other liabilities are as follows:

(US$ Millions)	Dec. 31, 2018	Dec. 31, 2017
Accounts payable and accrued liabilities	$2,466	$1,636
Loans and notes payables	779	769
Derivative liabilities	181	399
Deferred revenue	302	242
Other liabilities	21	6
Total accounts payable and other liabilities	$3,749	$3,052